INTANGIBLE ASSETS CURRENT (Details) - Bitcoin - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning	$ 385	$ 443
Foreign Exchange Movement		24
Crypto assets mined	47,017	50,558
Total additions	47,017	50,582
Crypto assets sold	(47,302)	(51,378)
Total disposals	(47,302)	(51,378)
Gain/(loss) on crypto asset sales	(94)	738
Total fair value movements	(94)	738
Balance at the end	$ 6	$ 385